Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Potential Dilutive Issuances

The following table presents the effect of potential dilutive issuances for the three months ended March 31, 2026 and 2025:

	Three Months Ended
	March 31, 2026	March 31, 2025
Net income (loss) attributable to common stockholders	$803,603	$3,437,634
Preferred stock dividends	-	1,580
Derivative gain	-	(4,362,645)
Interest expense associated with convertible debt	-	19,159
Net loss for dilutive calculation	(803,603)	(904,272)

Weighted average shares outstanding	17,225,015	9,772,319
Dilutive effect of preferred stock	-	126,748
Dilutive effect of convertible debt	-	2,045,192
Dilutive effect of common stock warrants	-	40,767
Weighted average shares outstanding for diluted net income (loss) per share	17,225,015	11,985,026

Schedule of Property, Plant and Equipment	Property acquired in a business combination is recorded at estimated initial fair value. Property and equipment are depreciated using the straight-line method based on the lesser of the estimated useful lives of the assets or the lease term based upon the following life expectancy:
Years
Office equipment	3 to 5
Furniture & fixtures	3 to 7
Machinery & equipment	3 to 10
Leasehold improvements	Term of lease